Shareholder Report, Line Graph (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	May 10, 2023
C000241425 [Member]
Account Value [Line Items]
Accumulated Value	$ 14,100	$ 14,074	$ 12,739	$ 12,273	$ 11,078	$ 10,137	$ 10,000
Solactive 1-3 Month US T-Bill Index [Member]
Account Value [Line Items]
Accumulated Value	11,470	11,255	11,015	10,773	10,487	10,210	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 16,429	$ 16,729	$ 13,946	$ 14,226	$ 12,883	$ 10,433	$ 10,000